Leases (Schedule of components of lease expense and supplemental cash flow information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease expenses
Operating lease cost	$ 4,480	$ 4,298	$ 4,014
Short-term lease cost	44	60	62
Variable lease cost	376	255	185
Total lease expenses	4,900	4,613	4,261
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	4,360	3,950	3,913
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 4,430	$ 2,471	$ 3,503